Changes in consolidated statements of comprehensive income	12 Months Ended
Dec. 31, 2023
Comprehensive income [abstract]
Changes in consolidated statements of comprehensive income
9. Changes in consolidated statements of comprehensive income
The consolidated statements of comprehensive income include the Company’s net income for the year as well as all other valuation adjustments recorded in the Company’s consolidated balance sheet, which under IFRS Accounting Standards are not recorded in the consolidated income statement. These include fair value adjustments on financial instruments, actuarial gains or losses on defined benefit pension plans, and currency translation effects, all net of taxes.
(USD millions)	Note	Fair value adjustments on financial instruments	Actuarial gains/(losses) from defined benefit plans	Cumulative currency translation effects	Total value adjustments attributable to Novartis AG shareholders	Non- controlling interest	Total value adjustments

Value adjustments at December 31, 2020		220	-5 773	4 134	-1 419	-29	-1 448

Fair value adjustments on equity securities, net of taxes of USD -44 million [1]		194			194		194

Net investment hedge, net of taxes of USD 33 million				216	216		216

Defined benefit plans, net of taxes of USD -323 million			1 808		1 808	1	1 809

Currency translation effects, net of taxes of USD 17 million	9.1			-4 757	-4 757	-5	-4 762

Total value adjustments in 2021		194	1 808	-4 541	-2 539	-4	-2 543

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of USD 48 million		-164			-164		-164

Value adjustments related to divestments		-62	-3		-65		-65

Value adjustments at December 31, 2021		188	-3 968	-407	-4 187	-33	-4 220

Fair value adjustments on equity securities, net of taxes of USD 81 million [1]		-382			-382		-382

Net investment hedge, net of taxes of USD -30 million				91	91		91

Defined benefit plans, net of taxes of USD -104 million			-104		-104	1	-103

Currency translation effects, net of taxes of USD 18 million	9.1			-444	-444	-6	-450

Total value adjustments in 2022		-382	-104	-353	-839	-5	-844

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of nil		-4			-4		-4

Value adjustments related to divestments, net of taxes of USD -4 million			34		34		34

Value adjustments at December 31, 2022		-198	-4 038	-760	-4 996	-38	-5 034

Fair value adjustments on equity securities, net of taxes of USD -6 million [1]		37			37		37

Net investment hedge, net of taxes of USD 19 million				-50	-50		-50

Defined benefit plans, net of taxes of USD 16 million			-160		-160		-160

Currency translation effects, net of taxes of USD -6 million	9.1			1 373	1 373	2	1 375

Total value adjustments in 2023		37	-160	1 323	1 200	2	1 202

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of USD -7 million		1			1		1

Value adjustments related to divestments, net of taxes of USD -4 million		2	27		29		29

Value adjustments at December 31, 2023		-158	-4 171	563	-3 766	-36	-3 802

[1] Includes fair value adjustments on equity securities designated as financial assets valued at fair value through other comprehensive income with no subsequent recycling into the consolidated income statement

9.1) In 2023, net cumulative currency translation gains of USD 358 million were recycled through the income statement, consisting of USD 357 million as a result of the spin-off of the Sandoz business through a dividend in kind distribution to Novartis AG shareholders (see Note 2), and of USD 1 million as a result of the divestment of subsidiaries.
In 2022, net cumulative currency translation gains of USD 13 million were recycled through the income statement as a result of the divestments of subsidiaries.
In 2021, net cumulative currency translation gains of USD 3.2 billion were recycled through the income statement as a result of the divestment of the investment in Roche. See Notes 2 and 5.